Shareholder Report, Average Annual Return (Details)	12 Months Ended
Dec. 31, 2024
T-REX 2X LONG APPLE DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	55.00%
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	46.20%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.62%